SCHEDULE OF DEFERRED TAX VALUATION ALLOWANCE (Details) - USD ($)		6 Months Ended				12 Months Ended
	Jan. 05, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CADV Ventures S.A [Member]
Balance at beginning of the period	$ 51,381		$ 51,381		$ 92,687	$ 92,687
Addition of valuation allowance							95,512
Reversal of valuation allowance						(54,849)
Foreign exchange translation adjustment						13,543	(2,825)
Balance at end of the period						51,381	92,687
Kukugan Invest [Member]
Balance at beginning of the period	51,381	$ 51,420	51,381		92,687	92,687
Addition of valuation allowance	63
Reversal of valuation allowance		(8,445)			(36,302)
Foreign exchange translation adjustment	(24)	(2,450)			4,587
Balance at end of the period	$ 51,420	$ 40,525	$ 40,525	$ 40,525	$ 60,972	$ 51,381	$ 92,687
Predecessor	Predecessor	Successor	Successor	Successor	Predecessor	Predecessor